Regulation - UNS Energy (Details) - ACC	Feb. 27, 2017	Aug. 01, 2016	Jul. 01, 2013	May 01, 2012
TEP
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.75%		10.00%
Capital structure of common equity (percent)	50.00%		43.50%
UNS Electric
Public Utilities, General Disclosures [Line Items]
ROE (percent)		9.50%
Capital structure of common equity (percent)		52.80%
UNS Gas
Public Utilities, General Disclosures [Line Items]
ROE (percent)				9.75%
Capital structure of common equity (percent)				50.80%